LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of right-of-use assets
Balance, beginning of year	$ 134,022	$ 112,715
Additions and modifications, net of disposals	59,598	41,024
Amortization of right-of-use assets	(27,912)	(19,717)
Balance, end of year	165,708	$ 134,022
Kirkland Lake
Carrying amounts of right-of-use assets
Additions and modifications, net of disposals	$ 23,200